INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Accrued Expenses	$ 104,000	$ 22,000
Inventory Allowance	98,000	137,000
Other	5,000	10,000
Operating Lease Liability	1,280,000	1,183,000
Tax effect of NOL carryforward	74,167,000	72,307,000
Depreciation	596,000	355,000
Warranty reserve	5,000	3,000
Gross Deferred Tax Asset	76,255,000	74,017,000
Valuation Allowance	(75,003,000)	(72,555,000)
Net Deferred Tax Asset	1,252,000	1,462,000
Operating lease right-of-use asset, net	(1,231,000)	(1,287,000)
Amortization	(21,000)	(175,000)
Net Deferred Tax Liability	$ (1,252,000)	$ (1,462,000)